Convertible Redeemable Preferred Shares - Schedule of Preferred Shares Activities (Detail) ¥ in Thousands, $ in Thousands				12 Months Ended
	Jun. 03, 2016 USD ($)	Jan. 24, 2013 USD ($)	Sep. 24, 2012 USD ($)	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2018 CNY (¥) shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares						1,667,342,650	1,667,342,650
Issuance of convertible redeemable preferred shares, net of issuance costs, Number of shares | shares						157,047,506
Conversion to ordinary shares upon IPO, Number of shares | shares						(1,824,390,156)
Ending Balance, Number of shares | shares							1,667,342,650
Beginning Balance, Amount						¥ 7,244,617	¥ 6,556,377
Accretion on convertible redeemable preferred shares to redemption value, Amount						509,904	688,240
Issuance of convertible redeemable Series C-3 preferred shares, net of issuance costs, Amount						1,069,753
Conversion to ordinary shares upon IPO, Amount						(8,824,274)
Ending Balance, Amount							¥ 7,244,617
Convertible Redeemable Series A-1 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares						91,289,618	91,289,618
Conversion to ordinary shares upon IPO, Number of shares | shares						(91,289,618)
Ending Balance, Number of shares | shares							91,289,618
Beginning Balance, Amount						¥ 207,287	¥ 207,287
Accretion on convertible redeemable preferred shares to redemption value, Amount						0
Conversion to ordinary shares upon IPO, Amount						(207,287)
Ending Balance, Amount							¥ 207,287
Convertible Redeemable Series A-2 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares						189,153,200	189,153,200
Conversion to ordinary shares upon IPO, Number of shares | shares						(189,153,200)
Ending Balance, Number of shares | shares							189,153,200
Beginning Balance, Amount						¥ 40,503	¥ 38,405
Accretion on convertible redeemable preferred shares to redemption value, Amount						1,833	2,098
Conversion to ordinary shares upon IPO, Amount						(42,336)
Ending Balance, Amount							¥ 40,503
Convertible Redeemable Series A-3 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares						95,898,640	95,898,640
Conversion to ordinary shares upon IPO, Number of shares | shares						(95,898,640)
Ending Balance, Number of shares | shares							95,898,640
Beginning Balance, Amount						¥ 221,137	¥ 221,137
Accretion on convertible redeemable preferred shares to redemption value, Amount						0
Conversion to ordinary shares upon IPO, Amount						(221,137)
Ending Balance, Amount							¥ 221,137
Convertible Redeemable Series A-4 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares						148,000,000	148,000,000
Conversion to ordinary shares upon IPO, Number of shares | shares						(148,000,000)
Ending Balance, Number of shares | shares							148,000,000
Beginning Balance, Amount						¥ 120,509	¥ 114,125
Accretion on convertible redeemable preferred shares to redemption value, Amount						5,481	6,384
Conversion to ordinary shares upon IPO, Amount						(125,990)
Ending Balance, Amount							¥ 120,509
Convertible Redeemable Series A-5 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares						43,262,547	43,262,547
Conversion to ordinary shares upon IPO, Number of shares | shares						(43,262,547)
Ending Balance, Number of shares | shares							43,262,547
Beginning Balance, Amount						¥ 130,292	¥ 121,026
Accretion on convertible redeemable preferred shares to redemption value, Amount						7,066	9,266
Conversion to ordinary shares upon IPO, Amount						(137,358)
Ending Balance, Amount							¥ 130,292
Convertible Redeemable Series A-6 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares						117,192,207	117,192,207
Conversion to ordinary shares upon IPO, Number of shares | shares						(117,192,207)
Ending Balance, Number of shares | shares							117,192,207
Beginning Balance, Amount						¥ 449,814	¥ 386,161
Accretion on convertible redeemable preferred shares to redemption value, Amount						40,619	63,653
Conversion to ordinary shares upon IPO, Amount						(490,433)
Ending Balance, Amount							¥ 449,814
Convertible Redeemable Series A-7 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares						140,511,900	140,511,900
Conversion to ordinary shares upon IPO, Number of shares | shares						(140,511,900)
Ending Balance, Number of shares | shares							140,511,900
Beginning Balance, Amount						¥ 286,420	¥ 269,916
Accretion on convertible redeemable preferred shares to redemption value, Amount						13,655	16,504
Conversion to ordinary shares upon IPO, Amount						(300,075)
Ending Balance, Amount							¥ 286,420
Convertible Redeemable Series B-1 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares						290,169,609	290,169,609
Conversion to ordinary shares upon IPO, Number of shares | shares						(290,169,609)
Ending Balance, Number of shares | shares							290,169,609
Beginning Balance, Amount						¥ 1,496,762	¥ 1,398,646
Accretion on convertible redeemable preferred shares to redemption value, Amount						76,993	98,116
Issuance of convertible redeemable Series C-3 preferred shares, net of issuance costs, Amount | $			$ 24,000
Conversion to ordinary shares upon IPO, Amount						(1,573,755)
Ending Balance, Amount							¥ 1,496,762
Convertible Redeemable Series B-2 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares						194,572,067	194,572,067
Conversion to ordinary shares upon IPO, Number of shares | shares						(194,572,067)
Ending Balance, Number of shares | shares							194,572,067
Beginning Balance, Amount						¥ 1,651,817	¥ 1,364,817
Accretion on convertible redeemable preferred shares to redemption value, Amount						178,820	287,000
Issuance of convertible redeemable Series C-3 preferred shares, net of issuance costs, Amount | $		$ 5,000
Conversion to ordinary shares upon IPO, Amount						(1,830,637)
Ending Balance, Amount							¥ 1,651,817
Convertible Redeemable Series C-1 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares						215,946,767	215,946,767
Conversion to ordinary shares upon IPO, Number of shares | shares						(215,946,767)
Ending Balance, Number of shares | shares							215,946,767
Beginning Balance, Amount						¥ 1,530,747	¥ 1,411,671
Accretion on convertible redeemable preferred shares to redemption value, Amount						87,788	119,076
Conversion to ordinary shares upon IPO, Amount						(1,618,535)
Ending Balance, Amount							¥ 1,530,747
Convertible Redeemable Series C-2 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares						111,899,688	111,899,688
Conversion to ordinary shares upon IPO, Number of shares | shares						(111,899,688)
Ending Balance, Number of shares | shares							111,899,688
Beginning Balance, Amount						¥ 883,494	¥ 816,509
Accretion on convertible redeemable preferred shares to redemption value, Amount						49,943	66,985
Conversion to ordinary shares upon IPO, Amount						(933,437)
Ending Balance, Amount							¥ 883,494
Convertible Redeemable Series C-3 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares						29,446,407	29,446,407
Issuance of convertible redeemable preferred shares, net of issuance costs, Number of shares | shares						157,047,506
Conversion to ordinary shares upon IPO, Number of shares | shares						(186,493,913)
Ending Balance, Number of shares | shares							29,446,407
Beginning Balance, Amount						¥ 225,835	¥ 206,677
Accretion on convertible redeemable preferred shares to redemption value, Amount						47,706	19,158
Issuance of convertible redeemable Series C-3 preferred shares, net of issuance costs, Amount	$ 30,000					1,069,753
Conversion to ordinary shares upon IPO, Amount						(1,343,294)
Ending Balance, Amount							¥ 225,835